LIABILITY TO UNITED STATES DEPARTMENT OF LABOR (Tables)	12 Months Ended
Dec. 31, 2013
LIABILITY TO UNITED STATES DEPARTMENT OF LABOR [Abstract]
Schedule of Future Payments of the Liability to the Department Of Labor
	Year ending
	December 31,

	2014	$179
	2015	259
		438
Less:	current portion	179
Long-term portion		$259